Consolidated Statements of Changes in Equity	Share capital CAD ($) shares	Share capital USD ($) shares	Share subscription USD ($)	Share-based payment reserve USD ($)	Foreign Currency Translation Reserve USD ($)	Deficit USD ($)	USD ($)
Beginning balance at Dec. 31, 2017		$ 17,371,609	$ 595,678	$ 2,690,660	$ 152,542	$ (16,322,243)	$ 4,488,246
Beginning balance, shares at Dec. 31, 2017 | shares	23,794,106	23,794,106
Shares issued for cash		$ 17,464,331		719,470			18,183,801
Shares issued for cash (in shares) | shares	8,322,753	8,322,753
Shares issued for finder's fee		$ 19,160					19,160
Shares issued for finder's fee (in shares) | shares	2,286	2,286
Share subscription			(595,678)				(595,678)
Shares issued for services		$ 797,812					797,812
Shares issued for services (in shares) | shares	207,000	207,000
Shares issued pursuant to exercise of options		$ 24,800		(14,947)			9,853
Shares issued pursuant to exercise of options (in shares) | shares	6,198	6,198
Stock-based compensation				2,491,078			2,491,078
Net loss for the year						(7,745,313)	(7,745,313)
Foreign currency translation reserve					(763,708)		(763,708)
Ending balance at Dec. 31, 2018		$ 35,677,712		5,886,261	(611,166)	(24,067,556)	16,885,251
Ending balance, shares at Dec. 31, 2018 | shares	32,332,343	32,332,343
Shares issued for cash		$ 10,965,269					10,965,269
Shares issued for cash (in shares) | shares	3,333,334	3,333,334
Shares issued pursuant to exercise of warrants		$ 3,634,734					3,634,734
Shares issued pursuant to exercise of warrants (in shares) | shares	1,116,323	1,116,323
Shares issued for services		$ 292,661					292,661
Shares issued for services (in shares) | shares	140,070	140,070
Shares issued pursuant to exercise of options		$ 83,382		(27,467)			55,915
Shares issued pursuant to exercise of options (in shares) | shares	137,304	137,304
Shares cancelled		$ (37,707)					(37,707)
Shares cancelled (in shares) | shares	(10,000)	(10,000)
Stock-based compensation				5,147,573			5,147,573
Net loss for the year						(23,212,698)	(23,212,698)
Foreign currency translation reserve					898,473		898,473
Ending balance at Dec. 31, 2019		$ 50,616,051	0	11,006,367	287,307	(47,280,254)	14,629,471
Ending balance, shares at Dec. 31, 2019 | shares	37,049,374	37,049,374
Shares issued for cash		$ 132,941,001	0	0	0	0	132,941,001
Shares issued for cash (in shares) | shares	46,498,936	46,498,936
Shares issue costs	$ (5,046,283)		0	0	0	0	(5,046,283)
Shares issued pursuant to exercise of warrants		$ 32,597,096	0	(272,600)	0	0	32,324,496
Shares issued pursuant to exercise of warrants (in shares) | shares	5,242,389	5,242,389
Shares issued for services (in shares) | shares	0	0
Shares issued pursuant to exercise of options		$ 950,971	0	(548,352)	0	0	402,619
Shares issued pursuant to exercise of options (in shares) | shares	518,864	518,864
Stock-based compensation				6,260,985			6,260,985
Net loss for the year						(63,046,905)	(63,046,905)
Foreign currency translation reserve					4,213,906		4,213,906
Ending balance at Dec. 31, 2020		$ 212,058,836	$ 0	$ 16,446,400	$ 4,501,213	$ (110,327,159)	$ 122,679,290
Ending balance, shares at Dec. 31, 2020 | shares	89,309,563	89,309,563